Inst | Fidelity Advisor Strategic Income Fund
Supplement to the
Fidelity Advisor® Strategic Income Fund
Institutional Class
March 1, 2014
Prospectus

The following information replaces similar information under the "Principal Investment Strategies" heading in the Fund Summary section on page 4.

  Using a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.